Commitments And Contingencies Minimum Future Operating Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 101
2016	90
2017	69
2018	45
2019	51
Thereafter	50
Total	$ 406